Label	Element	Value
Baillie Gifford U.S. Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock

BAILLIE GIFFORD FUNDS

The North American Equity Fund (the “Fund”)

Supplement dated December 15, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) and to the Statement of Additional Information dated April 29, 2016 (the “SAI”)

Effective immediately, the name of the Fund is changed to “The U.S. Equity Growth Fund.”

Effective as of December 5, 2016:

1.            The Board of Trustees of the Trust has approved (a) a reduction in the Management Fees for each class of shares of the Fund from 0.35% to 0.25%, (b) a reduction in the Purchase Fees for each class of shares of the Fund from 0.15% to 0.06%, and (c) a reduction in the Redemption Fees for each class of shares of the Fund from 0.15% to 0.06%; and

2.            The Manager has contractually agreed to waive its fees and/or bear other expenses of the Fund through April 30, 2018 to the extent that the Fund’s Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.65% for Class 1 shares, 0.57% for Class 2 shares, 0.50% for Class 3 shares, 0.47% for Class 4 shares, and 0.42% for Class 5 shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

The Prospectus and SAI are revised as follows to reflect these changes:

1.            Each reference to “The North American Equity Fund” in the Prospectus and SAI is replaced with “The U.S. Equity Growth Fund.”

Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford U.S. Equity Growth Fund
Expense [Heading]	rr_ExpenseHeading	2. The section titled “Fees and Expenses” under “The North American Equity Fund” on page 44 of the Prospectus is restated in its entirety as follows:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund was unfunded as of December 31, 2015, therefore Other Expenses have been estimated for all share Classes based on an estimated $50 million in assets for the Fund as a whole.
Expense Example [Heading]	rr_ExpenseExampleHeading	3. The section titled “Example of Expenses” under “The North American Equity Fund” on page 44 of the Prospectus is restated in its entirety as follows:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	4. The section titled “Principal Investment Strategies” under “The North American Equity Fund” on page 45 of the Prospectus is restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to meet its objective through investments in a portfolio of common stocks and other equity securities of issuers located in the United States.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio manager believes may grow and enjoy sustainable competitive advantages in their markets.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.  Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts.  The Fund will invest in a diversified portfolio of securities issued by companies predominantly located in the U.S., cash and cash equivalents. The Fund will invest primarily in common stocks and other equity securities of companies whose principal activities are in the U.S.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	5. The section titled “Principal Risks” under “The North American Equity Fund” on page 45 of the Prospectus is revised to remove “Foreign Investment Risk.”
Baillie Gifford U.S. Equity Growth Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.06%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.06%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 225
Baillie Gifford U.S. Equity Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.06%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.06%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 199
Baillie Gifford U.S. Equity Growth Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.06%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.06%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	184
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 177
Baillie Gifford U.S. Equity Growth Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.06%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.06%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 168
Baillie Gifford U.S. Equity Growth Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.06%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.06%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 152

[1]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[2]	The Fund was unfunded as of December 31, 2015, therefore Other Expenses have been estimated for all share Classes based on an estimated $50 million in assets for the Fund as a whole.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The U.S. Equity Growth Fund through April 30, 2018 to the extent that such Fund's Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.65% for Class 1 shares, 0.57% for Class 2 shares, 0.50% for Class 3 shares, 0.47% for Class 4 shares, and 0.42% for Class 5 shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.